PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Details of the Group’s property, plant and equipment are as follows:

$	IT equipment	Total
Cost
At 1 April 2022	9,779	9,779
Additions	5,916	5,916
Disposals	-	-
Foreign exchange	(380)	(380)
At 31 March 2023	15,315	15,315

Depreciation
At 1 April 2022	4,554	4,554
Charge in year	3,797	3,797
Foreign exchange	(252)	(252)
At 31 March 2023	8,099	8,099
Net Book Value as at 31 March 2023	7,216	7,216

$	IT equipment	Total
Cost
At 1 April 2021	8,343	8,343
Additions	1,669	1,669
Disposals	-	-
Foreign exchange	(233)	(233)
At 31 March 2022	9,779	9,779

Depreciation
At 1 April 2021	2,286	2,286
Charge in year	2,331	2,331
Foreign exchange	(63)	(63)
At 31 March 2022	4,554	4,554

Net Book Value as at 31 March 2022	5,225	5,225

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED OPERATING SEGMENT

The Group’s property, plant and equipment is located in the following operating segments:

Group	Net Book Value March 31 2023
	$
UK		3,433
US		3,783
Total		7,216

Group	Net Book Value March 31 2022
	$
UK		2,937
US		2,289
Total		5,225